ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                                      ORGANIZATION AND PRINCIPAL ACTIVITIES

LightInTheBox Holding Co., Ltd. (the “Company” or “LightInTheBox”), incorporated in the Cayman Islands in March 2008 by the five founding shareholders, together with its consolidated subsidiaries, variable interest entities (“VIEs”) and VIE’s subsidiary (collectively referred to the “Group”), is primarily involved in online retailing to sell and deliver products to consumers around the world.

As of December 31, 2013, details of the Company’s subsidiaries, its VIEs and VIE’s subsidiary are as follows:

	Later of
	acquisition/	Place of	Percentage of	Principal
	Incorporation	incorporation	legal ownership	activities

Subsidiaries
Light In The Box Limited (“Light In The Box”)	June 13, 2007	Hong Kong	100%	Online retail
Lanting International Holding Limited (“Lanting International”)	December 19, 2013	Hong Kong	100%	Investment holding
LITB, Inc.	December 18, 2013	United States	100%	Marketing and software development and technology support
Lanting Jishi Trade (Shenzhen) Co., Ltd. (“WFOE” or “Lanting Jishi”)	October 21, 2008	People’s Republic of China	100%	Online retail
Lanting Jishi Trade (Suzhou) Co., Ltd. (“Lanting Suzhou”)	December 2, 2013	People’s Republic of China	100%	Inactive
LightInTheBox (UK) Limited	May 26, 2009	United Kingdom	100%	Inactive

VIEs
Shenzhen Lanting Huitong Technologies Co., Ltd. (“Lanting Huitong”)	June 24, 2008	People’s Republic of China	Consolidated VIE	Software development and information technology support
Beijing Lanting Gaochuang Technologies Co., Ltd. (“Lanting Gaochuang”)	December 6, 2011	People’s Republic of China	Consolidated VIE	Software development and information technology support

VIE’s (Lanting Huitong’s) wholly owned subsidiary Shanghai Ouku Network Technologies Co., Ltd. (“Shanghai Ouku”)	August 24, 2010	People’s Republic of China	VIE’s subsidiary	Online retail

History of the Group and corporate reorganization

The Group commenced its operation in June 2007, with the establishment of Light In The Box in June 2007 in Hong Kong by the same five founding shareholders of the Company. Light In The Box subsequently became the Company’s subsidiary through a share for share exchange in April 2008 which has been accounted for in a manner akin to a pooling of interest as if the Company had been in existence and owned Light In The Box since June 2007.

Lanting Jishi was established in October 2008 in the People’s Republic of China (the “PRC”) as a wholly owned subsidiary of Light In The Box.

The VIE arrangements

The PRC regulations currently limit direct foreign ownership of business entities providing value-added telecommunications services, advertising services and Internet services in the PRC where certain licenses are required for the provision of such services. To comply with these PRC regulations, the Company currently conducts certain aspects of its business in the PRC through Lanting Huitong and Lanting Gaochuang, both of which are VIEs.

Lanting Huitong was established by the shareholders of the Company in June 2008 in the PRC. Through the contractual arrangements (as described below) among Lanting Jishi, Lanting Huitong and the respective shareholders of Lanting Huitong, Lanting Huitong became the Group’s VIE.

In order to obtain the benefit granted to domestic enterprises that are held by Chinese nationals who have previously studied overseas, the Chief Executive Officer (“CEO”) and Lanting Huitong established Lanting Gaochuang in December 2011, each holding 51% and 49% of Lanting Gaochuang, respectively, in the China Beijing Wangjing Overseas Students Pioneer Park.

Through a series of contractual arrangements (as described below) among Lanting Jishi, Lanting Gaochuang and the respective shareholders of Lanting Gaochuang, Lanting Gaochuang became the Group’s VIE.

Agreements that provide Lanting Jishi effective control over Lanting Huitong and Lanting Gaochuang (collectively, the “VIEs”)

Powers of Attorney: Each shareholder of the VIEs has executed a power of attorney appointing Lanting Jishi or its designee to be his or her attorney and irrevocably authorizing them to vote on his or her behalf on all of the matters concerning the VIEs that may require shareholders’ approval. The powers of attorney will be valid as long as the shareholders remain as shareholders of the VIEs.

Equity disposal agreement: The agreements granted Lanting Jishi or its designated party exclusive options to purchase, when and to the extent permitted under PRC law, all or part of the equity interests in the VIEs. The exercise price for the options to purchase all or part of the equity interests will be the minimum amount of consideration permissible under the then applicable PRC law. The agreement will be valid until Lanting Jishi or its designated party purchases all the shares from shareholders of the VIEs. The equity disposal agreement will be valid until the liquidation of the VIEs, unless terminated earlier at Lanting Jishi’s sole discretion.

The VIE arrangements - continued

Spousal consent letters: Pursuant to spousal consent letters, the spouses of certain shareholders of Lanting Huitong acknowledged that the equity interests of Lanting Huitong held by and registered in the name of his/her spouse will be disposed of pursuant to the equity disposal and share pledge agreements. These spouses understand that such equity interests are held by their respective spouse on behalf of Lanting Jishi, and they will not take any action to interfere with the disposition of such equity interests, including, without limitation, claiming that such equity interests constitute communal property of marriage. The spousal consent letters will be valid until the liquidation of Lanting Huitong, unless terminated earlier at Lanting Jishi’s sole discretion.

Loan Agreement: Under the loan agreement entered into in December 2011 between Lanting Jishi and the CEO, Lanting Jishi extended a loan in the amount of $41 (RMB255, 000) to the CEO to be contributed as 51% of the registered capital of Lanting Gaochuang. Under this agreement, the CEO agrees that without prior written consent from Lanting Jishi, Lanting Gaochuang may not enter into any transaction that could materially affect its assets, liabilities, interests or operations, and there will be no earnings distribution in any form by Lanting Gaochuang before such loan has been repaid. This loan can only be repaid by transferring all of the CEO’s equity interest in Lanting Gaochuang to Lanting Jishi or a third party designated by Lanting Jishi, and submitting all proceeds from such transaction to Lanting Jishi. The loan agreement has a term of ten years and will be extended automatically, unless indicated otherwise by Lanting Jishi in writing three months prior to the contract expiration date.

Agreements that transfer economic benefits to Lanting Jishi

Business operation agreements: The shareholders of the VIEs and the VIEs agreed that the VIEs may not enter into any transaction that could materially affect the assets, liabilities, interests or operations of the VIEs, without prior written consent from Lanting Jishi or other party designated by Lanting Jishi. In addition, directors, supervisors, chairman, general managers, financial controllers or other senior managers of the VIEs must be Lanting Jishi’s nominees. Lanting Jishi is entitled to any dividend declared by the VIEs. The business operation agreement will be valid until the liquidation of the VIEs, unless terminated earlier at Lanting Jishi’s sole discretion.

Exclusive technical support and consulting service agreements: Lanting Jishi agreed to provide the VIEs with technology support and consulting services. The VIEs agreed to pay a service fee annually equal to substantially all of the net income of the VIEs. The exclusive technical support and consulting service agreement will be valid until the liquidation of the VIEs, unless terminated earlier at Lanting Jishi’s sole discretion.

Agreements that transfer economic benefits to Lanting Jishi - continued

Share pledge agreement: The shareholders of the VIEs pledged all of their respective equity interests in favor of Lanting Jishi to secure the obligations of the VIEs, and the shareholders under the VIE agreements, including the business operation agreements, and the exclusive technical support and consulting service agreements described above. If the VIEs or any of the shareholders of the VIEs breaches any of their respective contractual obligations under these agreements, Lanting Jishi, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The shareholders of the VIEs agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their respective equity interests in the VIEs, without Lanting Jishi’s prior written consent. Unless terminated at Lanting Jishi’s sole discretion, each share pledge agreement will be valid till the completion of all the contractual obligations of the VIEs, or any of the shareholders of the VIEs under the various agreements, including the business operation agreements, the technical support and consulting service agreements and equity disposal agreements.

Since the Company, through Lanting Jishi, its wholly owned subsidiary, has (1) the power to direct the activities of Lanting Huitong and Lanting Gaochuang that most significantly affect their economic performance and (2) the right to receive the benefits from them, the Company is the primary beneficiary of both entities and has consolidated them as VIEs since their respective inceptions.

Risks in relation to VIE structure

The Group believes that Lanting Jishi’s contractual arrangements with the VIEs are in compliance with the PRC law and are legally enforceable. The shareholders of the VIEs are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. The Company’s ability to control the VIEs also depends on the power of attorney Lanting Jishi has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

Risks in relation to VIE structure - continued

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

•                                          revoke the Group’s business and operating licenses;

•                                          require the Group to discontinue or restrict operations;

•                                          restrict the Group’s right to collect revenues;

•                                          block the Group’s websites;

•                                          revoke the benefits provided by the Wangjing Pioneer Park;

•                                          require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate their businesses, staff and assets;

•                                          impose additional conditions or requirements with which the Group may not be able to comply; or

•                                          take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs and its subsidiaries or the right to receive their economic benefits, the Group would possibly no longer be able to consolidate the VIEs.

The following consolidated financial information of the Group’s VIEs and their subsidiaries was included in the accompanying consolidated financial statements as of and for the years ended, after elimination of intercompany balances and transactions within the Group:

	As of	As of
	December 31,	December 31,
	2012	2013

Total assets	$2,232	$2,042
Total liabilities	$1,874	$1,489

	Year ended December 31,
	2011	2012	2013

Net revenues	$5,010	$2,743	$300
Net loss	$(1,078)	$(204)	$(179)

	Year ended December 31,
	2011	2012	2013

Net cash provided by operating activities	$1,119	$200	$647
Net cash used in investing activities	$(894)	$(298)	$(798)

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations.